Collaborative Arrangements (Details) (USD $)	3 Months Ended											9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended		9 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Co-exclusive collaboration agreement	Sep. 30, 2012 Co-exclusive collaboration agreement	Dec. 31, 2012 Co-exclusive collaboration agreement	Dec. 31, 2011 Co-exclusive collaboration agreement	Dec. 31, 2012 Co-exclusive collaboration agreement Ono Pharmaceutical Co., Ltd.	Dec. 31, 2011 Co-exclusive collaboration agreement Ono Pharmaceutical Co., Ltd. item	Sep. 30, 2013 Co-exclusive collaboration agreement Ono Pharmaceutical Co., Ltd.	Sep. 30, 2012 Co-exclusive collaboration agreement Ono Pharmaceutical Co., Ltd.	Dec. 31, 2012 Co-exclusive collaboration agreement Ono Pharmaceutical Co., Ltd. item	Dec. 31, 2011 Co-exclusive collaboration agreement Ono Pharmaceutical Co., Ltd.	Sep. 30, 2013 Co-exclusive collaboration agreement Ono Pharmaceutical Co., Ltd. Maximum	Dec. 31, 2012 Co-exclusive collaboration agreement Ono Pharmaceutical Co., Ltd. Maximum	Jan. 31, 2011 Co-exclusive collaboration agreement Eli Lilly and Company	Dec. 31, 2010 Co-exclusive collaboration agreement Eli Lilly and Company	Sep. 30, 2012 Co-exclusive collaboration agreement Eli Lilly and Company	Dec. 31, 2012 Co-exclusive collaboration agreement Eli Lilly and Company item	Dec. 31, 2011 Co-exclusive collaboration agreement Eli Lilly and Company	Feb. 28, 2011 Co-exclusive collaboration agreement Ortho-McNeil-Janssen Pharmaceuticals	Dec. 31, 2012 Co-exclusive collaboration agreement Ortho-McNeil-Janssen Pharmaceuticals	Dec. 31, 2011 Co-exclusive collaboration agreement Ortho-McNeil-Janssen Pharmaceuticals
Collaborative arrangements
Collaboration revenue	$ 1,142,000	$ 1,238,000	$ 1,488,000	$ 3,838,000	$ 1,794,000	$ 1,690,000	$ 1,325,000	$ 4,438,000	$ 1,719,000	$ 1,719,000	$ 1,356,000	$ 3,868,000	$ 4,809,000	$ 8,647,000	$ 9,232,000	$ 3,868,000	$ 4,809,000	$ 8,647,000	$ 9,232,000			$ 3,868,000	$ 2,850,000	$ 6,088,000	$ 212,000					$ 1,880,000	$ 2,480,000	$ 2,520,000		$ 79,000	$ 6,500,000
Period of the collaboration agreement																					30 months								2 years
Upfront, non-refundable fee received																					2,500,000							5,000,000					4,000,000
Number of research milestone events achieved under the agreement																								3
Milestone payments received																								3,500,000
Milestone payments, which did not meet the definition of a substantive milestone, received and amortized																						1,500,000		1,500,000
Milestone payments, which met all criteria necessary for concluding the milestones to be substantive, received and recognized																				2,000,000		300,000	0	2,000,000
Future potential substantive milestones based upon the entity's research efforts																										2,000,000	2,300,000
Future potential development milestones based on Ono's efforts																										15,000,000	15,000,000
Number of units of accounting																					1			1							1
Deferred revenues																				2,900,000		1,500,000		2,900,000
Additional milestone payments to be received																																			$ 2,500,000